RELATED PARTY TRANSACTIONS - Assets with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with related parties
Cash and cash equivalents (Note 4)	Rp 28,596	Rp 27,840
% of cash and cash equivalents on total assets	9.95%	9.57%
Other current financial assets (Note 5)	Rp 643	Rp 1,036
% of other current financial assets on total assets	0.22%	0.36%
Trade receivables - net (Note 6)	Rp 2,630	Rp 3,005
% of trade receivables on total assets	0.92%	1.03%
Contract assets	Rp 779	Rp 604
% of contract assets on total assets	0.27%	0.21%
Other current asset	Rp 6,302	Rp 6,169
% of other current asset on total assets	2.19%	2.12%
Other non-current asset	Rp 1,208	Rp 1,607
% of other non-current asset on total assets	0.42%	0.55%
Ministry of Finance
Transactions with related parties
Contract assets	Rp 94	Rp 16
% of contract assets on total assets	0.03%	0.01%
Entities under common control
Transactions with related parties
Contract assets	Rp 679	Rp 584
% of contract assets on total assets	0.24%	0.20%
Other current asset	Rp 6,291	Rp 6,161
% of other current asset on total assets	2.19%	2.12%
Government agencies
Transactions with related parties
Contract assets	Rp 371	Rp 327
% of contract assets on total assets	0.13%	0.11%
MCDA
Transactions with related parties
Other current asset	Rp 6,148	Rp 6,028
% of other current asset on total assets	2.14%	2.07%
Other non-current asset	Rp 1,201	Rp 1,594
% of other non-current asset on total assets	0.42%	0.55%
Others, (each below Rp100 billion)
Transactions with related parties
Contract assets	Rp 308	Rp 257
% of contract assets on total assets	0.11%	0.09%
Other current asset	Rp 143	Rp 133
% of other current asset on total assets	0.05%	0.05%
Other non-current asset	Rp 7	Rp 13
% of other non-current asset on total assets	0.00%	0.00%
Associated companies
Transactions with related parties
Contract assets	Rp 1	Rp 1
% of contract assets on total assets	0.00%	0.00%
Other current asset	Rp 2	Rp 2
% of other current asset on total assets	0.00%	0.00%
Others related entities
Transactions with related parties
Contract assets	Rp 5	Rp 3
% of contract assets on total assets	0.00%	0.00%
Other current asset	Rp 9	Rp 6
% of other current asset on total assets	0.00%	0.00%